Outstanding Loans and Leases - Nonperforming (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days	90 days
Loans and leases	$ 896,983	$ 876,104
Proceeds from sales	22,316	28,765	$ 12,331
Purchased credit impaired loans sold	1,400	1,900
Nonperforming loans and leases	9,377	11,932
Accruing past due 90 days or more	8,250	12,653
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	13,020	19,753
Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing past due 90 days or more	2,900	4,100
Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recoveries related to loans sold	133	407
Nonperforming Financing Receivable | Junior Lien Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	$ 484	800
Chapter Seven Bankruptcy | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Non-performing troubled debt with no change in repayment terms at time of discharge, current with contractual payments	$ 457
Nonperforming loans discharged more than twelve months prior (greater than)	80.00%
Nonperforming loans discharged more than twenty four months prior (greater than)	60.00%
Chapter Seven Bankruptcy | Nonperforming Financing Receivable | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	$ 285
Federal Housing Administration | Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonperforming loans and leases	4,300	7,300
Consumer Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	456,169	488,570
Nonperforming loans and leases	8,165	10,819
Accruing past due 90 days or more	8,057	12,433
Consumer Portfolio Segment | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	12,513	19,012
Consumer Portfolio Segment | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Proceeds from sales	3,200	6,700
Gain (loss) on the sale of loans and leases receivable	$ 173	247
Consumer real estate | Junior Lien Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Consumer real estate | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	$ 141,795	156,289
Nonperforming loans and leases	1,825	2,329
Accruing past due 90 days or more	382	1,128
Consumer real estate | Core Portfolio, Residential Financing Receivable | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	$ 1,414	2,500
Consumer real estate | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Loans and leases	$ 54,917	59,593
Nonperforming loans and leases	974	1,247
Accruing past due 90 days or more	0	0
Consumer real estate | Core Portfolio, Home Equity Financing Receivable | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	579	730
Consumer real estate | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	34,050	44,756
Nonperforming loans and leases	2,978	4,560
Accruing past due 90 days or more	6,768	10,279
Consumer real estate | Legacy Assets and Servicing Portfolio, Residential Financing Receivable | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	8,439	13,574
Consumer real estate | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	16,412	20,515
Nonperforming loans and leases	2,363	2,654
Accruing past due 90 days or more	0	0
Consumer real estate | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	$ 1,170	1,180
Consumer real estate | Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Consumer real estate | Chapter Seven Bankruptcy | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	$ 785
Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	89,602	91,879
Accruing past due 90 days or more	789	866
Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	9,975	10,465
Accruing past due 90 days or more	76	95
Credit card and other consumer | Credit Card Receivable | 90 Days or More Past Due | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	789	866
Credit card and other consumer | Credit Card Receivable | 90 Days or More Past Due | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	76	95
Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	88,795	80,381
Nonperforming loans and leases	24	28
Accruing past due 90 days or more	39	64
Credit card and other consumer | Direct/Indirect Consumer | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	42	65
Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	2,067	1,846
Nonperforming loans and leases	1	1
Accruing past due 90 days or more	3	1
Credit card and other consumer | Other consumer | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	$ 4	2
Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Loans and leases	$ 440,814	387,534
Nonperforming loans and leases	1,212	1,113
Accruing past due 90 days or more	193	220
Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	252,771	220,293
Nonperforming loans and leases	867	701
Accruing past due 90 days or more	113	110
Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	91,549	80,083
Nonperforming loans and leases	158	1
Accruing past due 90 days or more	1
Commercial Portfolio Segment | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	507	741
Commercial Portfolio Segment | 90 Days or More Past Due | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	332	318
Commercial Portfolio Segment | 90 Days or More Past Due | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	1	0
Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	57,199	47,682
Nonperforming loans and leases	93	321
Accruing past due 90 days or more	3	3
Commercial Portfolio Segment | Commercial Real Estate | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	53,600	45,200
Commercial Portfolio Segment | Commercial Real Estate | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	3,500	2,500
Commercial Portfolio Segment | Commercial Real Estate | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	82	288
Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	21,352	19,579
Nonperforming loans and leases	12	3
Accruing past due 90 days or more	15	40
Commercial Portfolio Segment | Commercial Lease Financing | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	20	41
Commercial Portfolio Segment | Small Business Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonperforming loans and leases	82	87
Accruing past due 90 days or more	61	67
Commercial Portfolio Segment | Small Business Commercial | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	12,876	13,293
Commercial Portfolio Segment | Small Business Commercial | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	$ 72	$ 94